LOANS (Details Narrative)								1 Months Ended		2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Nov. 03, 2022 USD ($)	Aug. 16, 2022 USD ($) $ / shares shares	Oct. 03, 2019 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($) shares	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Debt instrument face amount								$ 130,800		$ 49,100		$ 49,100		$ 49,100		$ 130,800	$ 168,200			$ 57,639	$ 85,000			$ 71,629			$ 71,629	$ 71,629
Debt instrument interest rate stated percentage			10.00%																										10.00%
Debt instrument strike price														4.99%		4.99%
Settlement of convertible debt															$ 142,909	$ 142,909
Interest payable current and non current								8,700		3,769		3,769		3,769		8,700	16,632
Amortization of debt discounts														133,644	164,904	294,005	202,952
Debt remaining								313,550		338,325		338,325		338,325		313,550	338,362
Remaining debt discount								38,854		43,819		43,819		43,819		38,854	38,994
Gain on extinguishment of debt												(18,759)	$ (211)	(30,078)	34,099	54,565	25,969
Crown Bridge Partners, LLC [Member]
Debt instrument face amount								$ 65,280		$ 65,280		$ 65,280		$ 65,280		$ 65,280
Debt instrument interest rate stated percentage								15.00%		15.00%		15.00%		15.00%		15.00%		15.00%					15.00%
Interest payable current and non current								$ 45,541		$ 50,477		$ 50,477		$ 50,477		$ 45,541
Warrant [Member]
Warrants to purchase shares | shares						0.02
Fair value adjustment of warrants						$ 2,408
Stock valuation price per share | $ / shares						$ 156,000		$ 7,140								$ 7,140
Warrant exercise price | $ / shares						$ 600,000										$ 600
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input						0		0								0							0
Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term						3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input						3.19		4.59								4.59							4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input						236		268								268							268
Loan Agreement [Member]
Loans payable								$ 145,091		145,091		145,091		145,091		$ 145,091	65,280								$ 105,000	$ 70,000
Debt instrument face amount	$ 113,485	$ 98,060						$ 79,811		9,731		9,731		9,731		$ 79,811		$ 15,000	$ 175,000			$ 150,000	$ 120,000
Maturity date		Nov. 01, 2024
Debt instrument loan bears interest rate	12.00%	12.00%
Debt instrument interest rate stated percentage	18.00%	18.00%						12.00%								12.00%			18.00%			18.00%	12.00%
Debt instrument strike price		35.00%
Interest payable current and non current								$ 665		5,493		5,493		5,493		$ 665
Debt remaining								$ 79,811		79,811		79,811		79,811		79,811
Letter Agreement [Member]
Debt instrument face amount			$ 153,256																										$ 230,000
Maturity date			Jul. 05, 2026
Debt instrument interest rate stated percentage			10.00%																										10.00%
Maturity term			3 years
Warrants to purchase shares | shares			250																										250
Share price | $ / shares			$ 600
Issue of warrants | shares			250
Fair value adjustment of warrants			$ 141,084
Debt instrument maturity date								June 2025
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Settlement of convertible debt														143,000		143,000
Letter Agreement [Member] | Warrant [Member]
Stock valuation price per share | $ / shares			$ 7,140
Warrant exercise price | $ / shares			$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input			0																										0
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term			3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input			4.59																										4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input			268																										268
Securities Purchase Agreement [Member]
Debt instrument face amount																	65,280
Maturity date							Oct. 03, 2020
Amortization of debt discounts														88,000	$ 186,000	232,700	210,278
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Debt instrument face amount				$ 125,000	$ 125,000				$ 142,909
Debt instrument interest rate stated percentage				10.00%	10.00%
Settlement of convertible debt									142,979
Interest payable current and non current									$ 70								22,749
Amortization of debt discounts				$ 37,500	$ 37,500
Remaining debt discount				$ 25,000	$ 25,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt instrument face amount								$ 65,280		65,280		65,280		65,280		65,280	65,280													$ 65,280	$ 9,600
Maturity date							Oct. 03, 2020
Debt instrument interest rate stated percentage							15.00%
Interest payable current and non current								45,541		50,477		50,477		50,477		45,541	35,722													$ 25,930
Remaining debt discount							$ 5,000
Convertible debt								65,280								65,280
Gain on extinguishment of debt														43,520			43,520
Related Party [Member]
Loans payable								49,528		45,754		45,754		45,754		49,528	49,314
Loan payable								71,629		350,544		350,544		350,544		71,629				$ 57,639	$ 85,000			$ 71,629			$ 71,629
Loan payable										9,731	$ 15,000
Interest payable current and non current								15,158		22,883		22,883		22,883		15,158
Amortization of debt discounts														23,686		46,470
Debt remaining								153,256		153,256		153,256		153,256		153,256
Remaining debt discount								94,614		70,928		70,928		70,928		94,614
Loan payable - long-term - related party, net of discount								$ 58,642		$ 82,328		$ 82,328		$ 82,328		$ 58,642